Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
CIK	dei_EntityCentralIndexKey	0000793597
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Feb. 28, 2022
Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2022
Prospectus Date	rr_ProspectusDate	Mar. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A